Contract Liabilities - Summary of Current and Non-current Contract Liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contract liabilities [line items]
Contract liabilities	₺ 315,070	₺ 290,408
Contract liabilities	164,764	141,890
Revenue related to liabilities carried forward	290,408	255,756
Contract liabilities [member]
Disclosure of contract liabilities [line items]
Contract liabilities	315,070	290,408
Contract liabilities	₺ 164,764	₺ 141,890